UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06687

The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Class I - GABXX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund's investment objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund aims to achieve its investment objective by investing exclusively in 100% U.S. Treasury securities. The Fund dividends earned from net investment income is exempt from state and local taxes (SALT FREE) because they are derived exclusively from U.S. Treasury obligations. You may find additional information about the Fund at https://gabelli.com/ticker/GABXX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class I	$8	0.08%

Fund Statistics

Total Net Assets	$5,507,630,433
# of Portfolio Holdings	34
Management Fees	$4,441,639

What did the Fund invest in?

Summary of Portfolio Holdings (% of net assets)

U.S. Treasury Bills	105.3%
U.S. Treasury Note	0.5%
Other Assets and Liabilities (Net)	(5.8)%
Net Assets	100.0%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABXX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

The Gabelli U.S. Treasury Money Market Fund

- Class I

Annual Shareholder Report - September 30, 2025

GABXX-25-ATSR

The Gabelli U.S. Treasury Money Market Fund

Class C - GBCXX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund's investment objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund aims to achieve its investment objective by investing exclusively in 100% U.S. Treasury securities. The Fund dividends earned from net investment income is exempt from state and local taxes (SALT FREE) because they are derived exclusively from U.S. Treasury obligations. You may find additional information about the Fund at https://gabelli.com/ticker/GBCXX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class C	$8	0.08%

Fund Statistics

Total Net Assets	$5,507,630,433
# of Portfolio Holdings	34
Management Fees	$4,441,639

What did the Fund invest in?

Summary of Portfolio Holdings (% of net assets)

U.S. Treasury Bills	105.3%
U.S. Treasury Note	0.5%
Other Assets and Liabilities (Net)	(5.8)%
Net Assets	100.0%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GBCXX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

The Gabelli U.S. Treasury Money Market Fund

- Class C

Annual Shareholder Report - September 30, 2025

GBCXX-25-ATSR

The Gabelli U.S. Treasury Money Market Fund

Class A - GBAXX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund's investment objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund aims to achieve its investment objective by investing exclusively in 100% U.S. Treasury securities. The Fund dividends earned from net investment income is exempt from state and local taxes (SALT FREE) because they are derived exclusively from U.S. Treasury obligations. You may find additional information about the Fund at https://gabelli.com/ticker/GBAXX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class A	$8	0.08%

Fund Statistics

Total Net Assets	$5,507,630,433
# of Portfolio Holdings	34
Management Fees	$4,441,639

What did the Fund invest in?

Summary of Portfolio Holdings (% of net assets)

U.S. Treasury Bills	105.3%
U.S. Treasury Note	0.5%
Other Assets and Liabilities (Net)	(5.8)%
Net Assets	100.0%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GBAXX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

The Gabelli U.S. Treasury Money Market Fund

- Class A

Annual Shareholder Report - September 30, 2025

GBAXX-25-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,700 in 2024 and $29,500 in 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2024 and $0 in 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,500 in 2024 and $5,500 in 2025. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2024 and $0 in 2025.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $44,150 in 2024 and $43,950 in 2025.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Annual Report — September 30, 2025

(Y)our Portfolio Management Team

Judith A. Raneri Portfolio Manager BS, Iona College	Ronald S. Eaker Portfolio Manager BS, Pennsylvania State University

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in filings with the Securities and Exchange Commission (SEC) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Portfolio Holdings

On a monthly basis, The Gabelli U.S. Treasury Money Market Fund makes available a complete schedule of portfolio holdings. Shareholders may obtain this information at www.gabelli.com, by calling the Fund at 800-GABELLI (800-422-3554), or on the SEC’s website at www.sec.gov.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

The Gabelli U.S. Treasury Money Market Fund

U.S. Treasury Bills	105.3%
U.S. Treasury Note	0.5%
Other Assets and Liabilities (Net)	(5.8)%
Net Assets	100.0%

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund

Statement of Net Assets

September 30, 2025

Principal Amount	Market Value
U.S. GOVERNMENT OBLIGATIONS — 105.8%
U.S. Treasury Bills — 105.3%
$5,835,526,000	3.776% to 4.301%†,
10/02/25 to 03/26/26	$5,799,383,094

U.S. Treasury Note — 0.5%
25,000,000	4.143%, 01/31/26(a)	25,004,713

TOTAL INVESTMENTS (Cost $5,824,387,807)	105.8%	5,824,387,807

Receivable for Fund shares sold	0.3%	14,338,149
Payable for investments purchased	(5.8)%	(314,478,382)
Payable for Fund shares redeemed	(0.3)%	(15,309,516)
Distributions payable	(0.0)%	(1,552,497)
Payable to Adviser	(0.0)%	(371,185)
Other Assets	0.0%	616,056
Other Assets and Liabilities (Net)	(5.8)%	(316,757,375)
NET ASSETS (applicable to 5,507,541,492 shares outstanding)	100.0%	$5,507,630,433

Net Assets Consist of:
Paid-in capital	$5,507,542,568
Total distributable earnings	87,865
TOTAL NET ASSETS	$5,507,630,433

SHARES OF BENEFICIAL INTEREST, each at $0.001 par value; unlimited number of shares authorized:
Class A:
Net Asset Value, offering, and redemption price per share ($15,159,638 ÷ 15,159,506 shares outstanding)	$1.00
Class C:
Net Asset Value, offering, and redemption price per share ($3,231,783 ÷ 3,232,083 shares outstanding)	$1.00
Class I:
Net Asset Value, offering, and redemption price per share ($5,489,239,012 ÷ 5,489,149,903 shares outstanding)	$1.00

†	Represent range of annualized yields at dates of purchase.
(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2025.

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Interest	$245,685,301
Expenses:
Management fees	4,441,639
Total Expenses	4,441,639
Net Investment Income	241,243,662
Net Realized Loss on investments	(1,194)
Net Increase in Net Assets Resulting from Operations	$241,242,468

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$241,243,662	$257,946,784
Net realized gain/(loss) on investments	(1,194)	41,972
Net Increase in Net Assets Resulting from Operations	241,242,468	257,988,756

Distributions to Shareholders:
Class A	(723,897)	(1,481,085)
Class C	(106,982)	(65,694)
Class I	(240,412,221)	(256,400,006)
Total Distributions to Shareholders	(241,243,100)	(257,946,785)

Shares of Beneficial Interest Transactions ($1.00 per share):
Proceeds from shares issued
Class A	7,122,566	7,936,757
Class C	3,472,886	1,501,438
Class I	5,806,807,188	5,575,421,690
Total proceeds from shares issued	5,817,402,640	5,584,859,885

Proceeds from reinvestment of distributions
Class A	708,976	1,477,259
Class C	105,711	62,462
Class I	233,958,505	247,806,421
Total proceeds from reinvestment of distributions	234,773,192	249,346,142

Cost of shares redeemed
Class A	(11,390,120)	(27,553,905)
Class C	(2,046,436)	(994,104)
Class I	(5,804,079,111)	(4,774,803,505)
Total cost of shares redeemed	(5,817,515,667)	(4,803,351,514)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	234,660,165	1,030,854,513

Net Increase in Net Assets	234,659,533	1,030,896,484

Net Assets:
Beginning of year	5,272,970,900	4,242,074,416
End of year	$5,507,630,433	$5,272,970,900

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Adviser(b)		Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Adviser
Class A
2025	$1.0000	$0.0437	$0.0020		$0.0457	$(0.0457)	$(0.0457)	$1.0000	4.44%	$15,159	4.37%	0.08%		0.08%
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	18,718	5.30	0.08		0.08
2023	1.0000	0.0458	0.0000	(c)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	36,858	4.58	0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	7,194	0.61	0.07	(d)	0.08
2021	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	6,685	0.01	0.07	(d)	0.08
Class C
2025	$1.0000	$0.0437	$0.0020		$0.0457	$(0.0457)	$(0.0457)	$1.0000	4.44%	$3,232	4.37%	0.08%		0.08%
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	1,700	5.30	0.08		0.08
2023	1.0000	0.0458	0.0000	(c)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	1,130	4.58	0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	1,356	0.61	0.07	(d)	0.08
2021	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,667	0.01	0.07	(d)	0.08
Class I
2025	$1.0000	$0.0437	$0.0020		$0.0457	$(0.0457)	$(0.0457)	$1.0000	4.44%	$5,489,239	4.37%	0.08%		0.08%
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	5,252,553	5.30	0.08		0.08
2023	1.0000	0.0458	0.0000	(c)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	4,204,087	4.58	0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	2,715,462	0.61	0.07	(d)	0.08
2021	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,631,179	0.01	0.07	(d)	0.08

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions.
(a)	Net investment income per Class A, Class C, and Class I (formerly Class AAA) Shares before expenses reimbursed by the Adviser for the fiscal years ended September 30, 2022 and 2021 was $0.0061 and $0.0001, respectively. There was no expense reimbursement for the fiscal years ended September 30, 2025, 2024, and 2023.
(b)	Effective October 1, 2017, the Adviser has assumed all expenses of operating the Fund except the annual Management Fee of 0.08%.
(c)	Amount represents less than $0.00005 per share.
(d)	During the fiscal years ended September 30, 2022 and 2021, the Adviser waived management fees of $117,816 and $265,420, respectively, to prevent a negative yield.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements

1. Organization. The Gabelli U.S. Treasury Money Market Fund (the Fund), the sole series of The Gabelli Money Market Funds (the Trust), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7, as amended, under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

Valuation Inputs	Investments In Securities (Market Value)
Level 2 - Other Significant Observable Inputs*	$5,824,387,807

*	Level 2 holdings consist of U.S. Government Obligations.

In 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations which structurally changed the way that certain money market funds operate. Since the Fund invests only in U.S. Treasury securities, it will continue to transact at a stable $1.00 share price.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on long term debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable.

Determination of Net Asset Value. In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Distributions from investment income (including net short term realized capital gains) are declared daily and paid monthly. Distributions from net long term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended September 30, 2025*	Year ended September 30, 2024*
Distributions paid from:
Ordinary income	$242,775,133	$256,768,708
Net long term capital gains	—	223
Total distributions paid	$242,775,133	$256,768,931

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the accrued amount not paid yet through the fiscal year ended.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2025, the components of total distributable earnings on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$1,640,995
Accumulated capital loss carryforwards	(1,194)
Other temporary differences*	(1,552,497)
Total	$87,304

*	Other temporary differences were due to current year distributions payable.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $1,194.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

At September 30, 2025, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2025, there were no borrowings outstanding under the line of credit.

4. Shares of Beneficial Interest. The Fund offers three classes of shares - Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares were renamed Class I Shares on February 2, 2024. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Fund complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.

5. Agreements with Affiliated Parties. During the fiscal year ended September 30, 2025, G.distributors, LLC (the “Distributor”) retained a total of $852 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Trust has entered into an advisory agreement (the Advisory Agreement) with Gabelli Funds, LLC (the “Adviser”), which provides that the Trust will pay the Adviser fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance with the Advisory Agreement, effective October 1, 2017, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays all expenses of operating the Fund (excluding brokerage costs, interest, taxes, and extraordinary expenses).

Trustees not affiliated with the Adviser are paid retainers and per meeting fees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of September 30, 2025, 25.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Statement of Net Assets, Statements of Operations and Changes in Net Assets and Financial Highlights.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli U.S. Treasury Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli U.S. Treasury Money Market Fund

and the Board of Trustees of The Gabelli Money Market Funds

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of The Gabelli Money Market Funds (the “Trust”) (comprising The Gabelli U.S. Treasury Money Market Fund (the “Fund”)), as of September 30,2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising The Gabelli Money Market Funds at September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

November 26, 2025

The Gabelli U.S. Treasury Money Market Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE GABELLI U.S. TREASURY MONEY MARKET FUND

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2025, the Fund designates 100% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 100%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli U.S. Treasury Money Market Fund met this strict requirement in the fiscal year ended September 30, 2025. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Former Senior Lecturer in
Economics,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Robert C. Kolodny
Physician,
Principal of KBS
Management LLC

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Ronald S. Eaker
Vice President

Judith A. Raneri
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q325AR

GABELLI
FUNDS

THE GABELLI U.S. TREASURY MONEY MARKET FUND

Annual Report
September 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income	Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Adviser(b)		Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Adviser
Class A
2025	$1.0000	$0.0437	$0.0020		$0.0457	$(0.0457)	$(0.0457)	$1.0000	4.44%	$15,159	4.37%	0.08%		0.08%
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	18,718	5.30	0.08		0.08
2023	1.0000	0.0458	0.0000	(c)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	36,858	4.58	0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	7,194	0.61	0.07	(d)	0.08
2021	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	6,685	0.01	0.07	(d)	0.08
Class C
2025	$1.0000	$0.0437	$0.0020		$0.0457	$(0.0457)	$(0.0457)	$1.0000	4.44%	$3,232	4.37%	0.08%		0.08%
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	1,700	5.30	0.08		0.08
2023	1.0000	0.0458	0.0000	(c)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	1,130	4.58	0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	1,356	0.61	0.07	(d)	0.08
2021	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,667	0.01	0.07	(d)	0.08
Class I
2025	$1.0000	$0.0437	$0.0020		$0.0457	$(0.0457)	$(0.0457)	$1.0000	4.44%	$5,489,239	4.37%	0.08%		0.08%
2024	1.0000	0.0530	0.0010		0.0540	(0.0540)	(0.0540)	1.0000	5.42	5,252,553	5.30	0.08		0.08
2023	1.0000	0.0458	0.0000	(c)	0.0458	(0.0458)	(0.0458)	1.0000	4.57	4,204,087	4.58	0.08		0.08
2022	1.0000	0.0074	(0.0010)		0.0064	(0.0064)	(0.0064)	1.0000	0.61	2,715,462	0.61	0.07	(d)	0.08
2021	1.0000	0.0001	0.0000	(c)	0.0001	(0.0001)	(0.0001)	1.0000	0.01	1,631,179	0.01	0.07	(d)	0.08

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions.
(a)	Net investment income per Class A, Class C, and Class I (formerly Class AAA) Shares before expenses reimbursed by the Adviser for the fiscal years ended September 30, 2022 and 2021 was $0.0061 and $0.0001, respectively. There was no expense reimbursement for the fiscal years ended September 30, 2025, 2024, and 2023.
(b)	Effective October 1, 2017, the Adviser has assumed all expenses of operating the Fund except the annual Management Fee of 0.08%.
(c)	Amount represents less than $0.00005 per share.
(d)	During the fiscal years ended September 30, 2022 and 2021, the Adviser waived management fees of $117,816 and $265,420, respectively, to prevent a negative yield.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Elizabeth C. Bogan	$2,500
Vincent D. Enright	$3,500
Robert C. Kolodny	$2,500
Anthonie C. van Ekris	$2,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the 1940 Act contemplates that the Board of Directors (the Board) of the Fund, including a majority of the Directors who have no direct or indirect interest in the investment management agreement and are not interested persons of the Corporation, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on August 20, 2025, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1)	The nature, extent and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Management Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser, at its own expense, had engaged BNY to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that: (i) the Adviser was able to retain quality personnel; (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Management Agreement; (iii) the Adviser was responsive to requests of the Board; (iv) the scope and depth of the Adviser’s resources were adequate; and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared to its peer group of other SEC registered funds. The Board considered the Fund’s one-, three-, five-, and ten-year average annual total return for the periods ended June 30, 2025, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board was developed by Broadridge and was comprised of all retail U.S. Treasury money market funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board noted that the Fund’s performance was in the top quintile of the Broadridge Performance Peer Group for the one-, three-, five-, and ten-year periods and concluded that the Fund’s performance was reasonable in comparison to that of the Broadridge Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Management Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Management Agreement and to continue to provide the high-quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (the “Broadridge Expense Peer Group”). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Broadridge Expense Peer Group. The Board considered this information useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. In particular, the Board noted that the contractual advisory fee was below the Broadridge Expense Peer Group median, the actual management fee after fee waivers and reimbursements was below the Broadridge Expense Peer Group median, and that the total expense ratio was below the Broadridge Expense Peer Group median.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other regulated investment companies with similar investment objectives and to separate accounts. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser as a result of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma income statements of the Adviser for the fiscal year ended December 31, 2024. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro forma analysis of profitability at higher asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Broadridge Expense Peer Group to assess whether the funds in the Broadridge Expense Peer Group had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted the Fund’s current size and concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser did not use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Management Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 8, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 8, 2025

*	Print the name and title of each signing officer under his or her signature.